ORGANIZATION AND BASIS OF PRESENTATION (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Organization and Basis of Presentation [Abstract]
Schedule of Stock Option Grants, Estimated using Assumptions

The fair values of stock option grants for the period from July 1, 2012 to March 31, 2013 were estimated using the following assumptions:

Risk free interest rate	0.53% - 1.99%
Expected term (in years)	2.5 - 10.0
Dividend yield	--
Volatility of common stock	89.67% - 93.11%
Estimated annual forfeitures	--

The fair value of stock option grants for the fiscal year ended June 30, 2012 and 2011 were estimated using the following weighted- average assumptions:

	2012	2011
Risk free interest rate	0.23% - 2.35%	1.39% - 2.24%
Expected term in years	1.5 - 6.5	4.0 - 6.5
Dividend yield	-	-
Volatility of common stock	87.55% - 91.39%	87.24% - 96.46%
Estimated annual forfeitures	-	-